OTHER RECEIVABLES, NET (Tables)	12 Months Ended
Jun. 30, 2025
OTHER RECEIVABLES, NET
Schedule of other receivables, net

	June 30,	June 30,	June 30,
	2024	2025	2025
Third Party	RMB	RMB	US Dollars
Business advances to officers and staffs (A)	¥1,373,300	¥797,263	$111,294
Deposits for projects	1,056,316	1,433,883	200,162
VAT recoverable	583,413	1,139,075	159,009
Others	1,139,397	1,127,654	157,413
Allowance for credit losses	(800,374)	(736,993)	(102,879)
Total Other receivable, net	¥3,352,052	¥3,760,881	$524,999
(A)	Business advances to officers and staffs represent advances for business travel and sundry expenses related to oilfield or on-site installation and inspection of products through customer approval and acceptance.

Schedule of movement of allowance for credit losses

	June 30,	June 30,	June 30,
	2024	2025	2025
	RMB	RMB	US Dollars
Beginning balance	¥1,994,960	¥800,374	$111,728
Reversal of allowance	(1,194,586)	(63,381)	(8,849)
Ending balance	¥800,374	¥736,993	$102,879